TAXATION - Components of deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carry forwards	¥ 729	¥ 273
Allowance for doubtful account	1,530
Long-term lease liabilities	4,114	5,652
Total deferred income tax assets, gross	6,373	5,925
Less: Valuation allowance	(729)	(273)	¥ (78)
Total deferred tax assets, net	5,644	5,652
Deferred income tax liabilities
Short-term investments	46
Right of use assets	4,114	5,652
Withholding income tax on distributable profits of the PRC subsidiaries	62,000
Total deferred income tax liabilities	66,160	5,652
Net deferred income tax assets (included in other noncurrent assets)	1,528
Net deferred income tax liabilities (included in other noncurrent liabilities)	62,044
Movements of the valuation allowance:
Balance at the beginning of the year	(273)	(78)	(24)
Additions of valuation allowance	(456)	(195)	(54)
Balance at the end of the year	¥ (729)	¥ (273)	¥ (78)